Accrued expenses and other liabilities - Contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Contract Liabilities
Opening contract liabilities	€ 1,962.3	€ 1,408.3	€ 1,332.8
IFRS 15 transition adjustment		287.0
Revenue deferred during the year	6,107.2	6,914.9	6,354.2
Revenue recognized during the year	(7,523.0)	(6,647.9)	(6,278.7)
Closing contract liabilities	€ 546.5	€ 1,962.3	€ 1,408.3